Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Derivative liabilities	$ 0	$ (128,916)
Recurring Basis
Assets:
Cash equivalents	384,222	545,961
Foreign exchange forwards and options	8,946	11,172
Total assets	1,305,119	1,055,405
Liabilities:
Foreign exchange forwards and options	(8,356)	(19,250)
Contingent consideration	(18,088)	(24,100)
Total liabilities	(286,058)	(397,837)
Recurring Basis | Short-term investments
Assets:
Fair value of investment	672,597	139,785
Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	5,329	3,945
Recurring Basis | Equity options
Assets:
Derivative assets	221,769	352,571
Liabilities:
Derivative liabilities	(222,632)	(353,859)
Recurring Basis | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	12,256	0
Interest rate contracts - fair value hedge	0	1,971
Liabilities:
Interest rate contracts - cash flow hedge	(36,982)	(628)
Level 1 | Recurring Basis
Assets:
Cash equivalents	289,394	366,117
Foreign exchange forwards and options	0	0
Total assets	368,994	366,117
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	79,600	0
Level 1 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Recurring Basis | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Recurring Basis | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Interest rate contracts - fair value hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	0	0
Level 2 | Recurring Basis
Assets:
Cash equivalents	94,828	179,844
Foreign exchange forwards and options	8,946	11,172
Total assets	930,796	685,343
Liabilities:
Foreign exchange forwards and options	(8,356)	(19,250)
Contingent consideration	0	0
Total liabilities	(267,970)	(373,737)
Level 2 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	592,997	139,785
Level 2 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Recurring Basis | Equity options
Assets:
Derivative assets	221,769	352,571
Liabilities:
Derivative liabilities	(222,632)	(353,859)
Level 2 | Recurring Basis | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	12,256	0
Interest rate contracts - fair value hedge	0	1,971
Liabilities:
Interest rate contracts - cash flow hedge	(36,982)	(628)
Level 3 | Recurring Basis
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	0	0
Total assets	5,329	3,945
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(18,088)	(24,100)
Total liabilities	(18,088)	(24,100)
Level 3 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	5,329	3,945
Level 3 | Recurring Basis | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Recurring Basis | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Interest rate contracts - fair value hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	$ 0	$ 0